Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event

23. Subsequent Event

On January 24, 2014, the Venezuelan government announced the establishment of a dual exchange rate system. A rate of 6.30 BsF per U.S. dollar will be applied to priority sectors, while other sectors of the economy will apply an exchange rate determined based on the results of the Venezuelan central bank’s system of weekly currency auctions. The SICAD auction rate is a floating rate, and the potential exists for additional financial impacts if the auction rate changes significantly. The Company has assessed a number of factors, including the limited number of SICAD auctions held to date, the Company’s inability to access the SICAD exchange to date, the restrictions placed on eligible participants, the sectors that can apply the 6.30 BsF per U.S. dollar rate, the amount of U.S. Dollars available for purchase through the auction process, and the historical lack of official information about the resulting SICAD rate. At this time, based upon its assessment, the Company does not believe it would be appropriate to use rates from the SICAD exchange system for financial reporting purposes at December 31, 2013. While the Company continues to evaluate the impact of these actions by the Venezuelan government, depending on the exchange rate the Company is required to apply to its financial statements, it may incur a charge to earnings in 2014.